Federal Income Taxes (Provision For Federal Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Federal Income Taxes [Abstract]
Current Income Tax Expense (Benefit)	$ 453	$ 535	$ 1,253
Deferred Income Tax Expense (Benefit)	439	206	(55)
Income Tax Expense (Benefit), Total	$ 892	$ 741	$ 1,198